Long-term interest bearing debt and interest expenses	12 Months Ended
Dec. 31, 2012
Long-term interest bearing debt and interest expenses [Abstract]
Long-term interest bearing debt and interest expenses
Note 22 – Long-term interest bearing debt and interest expenses

As of December 31, 2012 and 2011, the Company had the following debt facilities:

(In US$ millions)	December 31, 2012	December 31, 2011
Credit facilities
$1,500 facility	882	1,059
$800 facility	227	272
$585 facility	-	337
$100 facility	69	74
$700 facility	560	630
$1,200 facility	867	1,000
$900 facility	731	-
$440 facility	101	-
$1,121 Lloyd's facility	1,019	985
$2,000 facility (North Atlantic)	1,750	1,917
$170 facility	83	92
$550 facility	495	550
$400 facility	360	400
Total Bank Loans + other	7,144	7,316
Ship Finance International Loans
$700 facility	397	470
$1,400 facility	822	939
Total Ship Finance Facilities	1,219	1,409
Bonds and convertible bonds
Bonds	1,567	425
Convertible bonds	561	545
Total Bonds	2,128	970
Other credit facilities with corresponding restricted cash deposit	270	298

Total interest bearing debt	10,761	9,993
Less: current portion	(2,066)	(1,419)
Long-term portion of interest bearing debt	8,695	8,574

The outstanding debt as of December 31, 2012 is repayable as follows:

(In US$ millions)	December 31, 2012
2013	2,066
2014	1,738
2015	1,904
2016	1,017
2017 and thereafter	4,125
Effect of amortization of convertible bond	(89)
Total debt	10,761

Credit facilities

$1,500 million secured credit facility

In June 2009, the Company entered into a $1,500 million senior secured loan facility with a syndicate of banks and export credit facility agents, to partly fund the acquisition of the jack-up rigs West Capella, West Sirius, West Ariel and West Aquarius, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,733 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. The outstanding balance at December 31, 2012 was $882 million, as compared to $1,059 million in 2011. At maturity a balloon payment of $662 million is due. We do not have any undrawn capacity on this facility at year end.

$800 million secured term loan

In August 2005, the Company entered into a $300 million secured term loan facility with a syndicate of banks to partly fund the acquisition of two semi-submersible rigs, West Eminence and West Phoenix, which have been pledged as security. The facility was amended and increased in 2006 to $800 million. The facility was amended again in 2011 due to West Phoenix was moved to North Atlantic Drilling Ltd. As a result of this, only West Eminence was pledged as security as per December 31, 2012. The net book value at December 31, 2012 of the unit pledged as security is $631 million. The facility consists of two tranches, and bears interest at LIBOR plus 1.70% and 3.5% per annum. As of December 31, 2012, the outstanding balance was $227 million, as compared to $272 million in 2011. The final repayment of $183 million is due in 2013. We do not have any undrawn capacity on this facility at year end.

$100 million secured term loan

In April 2008, the Company entered into a $100 million secured term loan facility with two banks to partly fund the acquisition of the tender rig T-11, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $79 million. The facility bears interest at a fixed rate of 3.03% per annum and is repayable over a term of six years. As of December 31, 2012, the outstanding amount on this facility was $69 million, as compared to $74 million in 2011. At maturity a balloon payment of $60 million is due. We do not have any undrawn capacity on this facility at year end.

$700 million secured term loan

In October 2010, the Company entered into a $700 million secured loan facility with a syndicate of banks to partly fund the acquisition of seven jack-up drilling rigs, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,126 million. The facility bears interest at LIBOR plus 2.50% per annum and is repayable over a term of five years. As of December 31, 2012, the outstanding balance was $560 million, as compared to $630 million in 2011. At maturity a balloon payment of $350 million is due in October 2015. We do not have any undrawn capacity on this facility at year end.

$1,200 million secured term loan

In June 2010, the Company entered into a $1,200 million secured facility with a group of various commercial lending institutions and export credit agencies. The loan is secured by first priority mortgages on one ultra-deepwater semi-submersible drilling rig (West Orion), one ultra-deepwater drillship (West Gemini) and one tender rig (West Vencedor). The net book value at December 31, 2012 of the units pledged as security is $1,477 million. The facility bears interest at LIBOR plus 2.25% per annum and is repayable over a term of five years. The outstanding balance as of December 31, 2012, was $867 million, as compared to $1,000 million in 2011. At maturity a balloon payment of $567 million is due. We do not have any undrawn capacity on this facility at year end. We have subsequent to the balance sheet date entered into a renewal of the fixed margin period on the facility commencing on June 25, 2013, with a final maturity in 2015.

$900 million secured term loan

In July 2012, the Company refinanced $585 million loan and entered into new $900 million senior secured credit facility with a group of commercial lending institutions, comprised of a term loan in the amount of $375 million, a term loan in the amount of $150 million, and a revolving facility in the amount of $375 million. This facility has a five year term, and is repayable in quarterly installments of $18.8 million for the first three installments, followed by quarterly installments of $22.5 million thereafter, with a balloon payment of $484 million due at maturity. The facility bears interest at LIBOR plus a margin. The tender rigs West Alliance, West Berani, West Menang, West Pelaut, West Setia, West Jaya, West Esperanza and T-12 are pledged as security. The $585 million facility, which had $312 million outstanding, was repaid with a portion of this facility. As of December 31, 2012, the outstanding balance of this facility was $731 million.

$440 million secured term loan

In December 2012, the Company entered into a $440 million secured term loan facility with a syndicate of banks to fund the delivery of two tender rigs and two jack-up drilling rigs currently under construction. As of December 31, 2012 we have drawn $101 million on the facility and T-15 has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $112 million. The facility bears interest at LIBOR plus 3.25% per annum and is repayable over a term of five years. The outstanding balance as at December 31, 2012 was $100.5 million. The undrawn amount will be available at delivery of the rigs under construction. At maturity a balloon payment of $223 million is due. We do not have any undrawn capacity on this facility at year end.

$1,121 million secured credit facility

In January 2011, the Company entered into a $1,121 million secured credit facility with Lloyds TSB to fund the acquisition of two ultra-deepwater semi-submersible rigs, West Leo and West Pegasus, which has been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,248 million. In 2012 we have further drawn down on this facility for general corporate purposes. The facility bears interest at LIBOR plus a margin and is repayable over a term of seven years. The facility was fully drawn as of December 31, 2012 with a balance of $1,019 million, as compared to $985 million in 2011. At maturity a balloon payment of $498 million is due. We do not have any undrawn capacity on this facility at year end.

$2,000 million secured credit facility

In April 2011, our subsidiary North Atlantic Drilling Ltd entered into a $2,000 million secured credit facility with a syndicate of banks to partly fund the acquisition of six drilling units from Seadrill Ltd, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $2,417 million. The facility has a six year term and bears interest at LIBOR plus 2.00% per annum. As of December 31, 2012, the outstanding balance was $1,750 million, as compared to $1.9 billion in 2011. At maturity a balloon payment of $1,000 million is due. We do not have any undrawn capacity on this facility at year end.

$170 million secured loan facility

In February 2007, the Company entered into a sale and leaseback agreement for the jack-up rig West Prospero with Rig Finance II Ltd, at that time a subsidiary of Ship Finance Limited. In February 2007 Rig Finance II Ltd entered into a $170 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Prospero, which has been pledged as security. In June 2011, the Company acquired all the shares of Rig Finance II Limited. The net book value at December 31, 2012 of the unit pledged as security is $176 million. The facility bears interest at LIBOR plus 0.90 % to 1.20% per annum depending on the ratio of market value to loan, and is repayable over a term of six years. As of December 31, 2012, the outstanding balance was $83 million, as compared to $92 million in 2011. At maturity a balloon payment of $79 million is due. We do not have any undrawn capacity on this facility at year end.

$550 million secured credit facility

In December 2011, the Company entered into a $550 million secured credit facility with a syndicate of banks to partly fund the delivery of the ultra-deepwater semi-submersible drilling unit West Capricorn, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $712 million. The facility has a five year tenor and bears interest at LIBOR plus a margin. As of December 31, 2012, the outstanding balance was $495 million, as compared to $550 million in 2011. At maturity a balloon payment of $275 million is due. We do not have any undrawn capacity on this facility at year end.

$400 million secured credit facility

In December 2011, the Company entered into a $400 million secured credit facility with a syndicate of banks. The Jack-Up rigs West Cressida, West Callisto, West Leda and West Triton has been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $727 million. The facility has a five year term and bears interest of LIBOR plus 2.50% per annum. As of December 31, 2012, the outstanding balance was $360 million, as compared to $400 million in 2011. At maturity a balloon payment of $200 million is due. We do not have any undrawn capacity on this facility at year end.

Ship Finance International Loans

In May 2008, the Company entered into a sale and leaseback agreement for the drillship West Polaris with SFL West Polaris Limited, a subsidiary of Ship Finance. SFL West Polaris Limited is consolidated as a VIE by the Company. In July 2008 SFL West Polaris Limited entered into a $700 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Polaris, which has been pledged as security. The net book value at December 31, 2012 of the unit pledged as security is $594 million. The facility bears interest at LIBOR plus 1.25% per annum and is repayable over a term of five years. At December 31, 2012, the outstanding balance under the facility was $397 million, as compared to $470 million in 2011.

In September 2008, the Company entered into a sale and leaseback agreement for the two semi-submersible rigs West Taurus and West Hercules with SFL Deepwater Ltd, a subsidiary of Ship Finance. SFL Deepwater Ltd is consolidated as a VIE by the Company. In September 2008, SFL Deepwater Ltd entered into a $1,400 million secured term loan facility with a syndicate of banks to partly fund the acquisition of West Taurus and West Hercules, which have been pledged as security. The net book value at December 31, 2012 of the units pledged as security is $1,035 million. The facility bears interest at LIBOR plus 1.40% per annum and is repayable over a term of five years. As of December 31, 2012, the outstanding balance under the facility was $822 million, as compared to $939 million in 2011.

$585 million secured term loan

In December 2006, we entered into a $585 million secured term loan facility with a syndicate of banks to partly fund the acquisition of eight tender rigs, which have been pledged as security. The facility bears interest at LIBOR plus a margin. This facility was fully repaid and refinanced in July 2012, and therefore the balance outstanding as at December 31, 2012 was nil (2011: $337 million).

Bonds and convertible bonds

$350 million fixed interest rate bond

In October 2010, the Company raised $350 million through the issue of a five year bond which matures in October 2015. Interest on the bonds bears a fixed interest of 6.50% per annum, payable semi-annually in arrears. In May 2012, we repurchased $8 million of the bonds. As of December 31, 2012, the outstanding balance was $342 million, as compared to $350 million in 2011.

NOK1,250 million floating interest rate bond

In January 2012, the Company raised $225 million (NOK1,250 million) through the issue of a two year senior unsecured bond, with maturity date of February 13, 2014. The bond bears interest of NIBOR plus 3.25% per annum, payable quarterly in arrears. The bond is listed on the Oslo Stock Exchange.

$1,000 million fixed interest bond

In September 2012, the Company raised $1,000 million through the issue of a five year bond which matures in September 2017. Interest on the bonds bears a fixed interest of 5.625% per annum, payable semi-annually in arrears.

3.375% Convertible Bonds due 2017

In October 2010, the Company issued at par $650 million of convertible bonds. Interest on the bonds is fixed at 3.375%, payable semi-annually in arrears. The bonds are convertible into Seadrill Limited common shares at any time up to ten banking days prior to October 27, 2017. The conversion price at the time of issuance was $38.92 per share, representing a 30% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $31.14. For accounting purposes $121 million was, at the time of issuance of the bonds, allocated to the bond equity component and $529 million to the bond liability component. This is due to the cash settlement option stipulated in the bond agreement. Unless previously redeemed, converted or purchased and cancelled, the bonds mature in October 2017. The convertible bonds are tradable, and their market price as of March 13, 2013 was 135% of nominal value. If the bonds were converted into shares at the current conversion price of $31.1364, a further 20,875,888 new shares would be issued. The bond contains covenants, the principle one requiring the Company to maintain a market adjusted equity ratio of at least 30.0%.

NOK 500 million floating interest rate bonds

In September 2005, we raised NOK500 million through the issuance of a seven year bond. The bond bears quarterly interest at the Norwegian Inter-Bank Offer Rate, or NIBOR, plus a margin. We later repurchased NOK391.5 million of the bonds. The bond was repaid upon final maturity in September 2012, therefore the balance outstanding as at December 31, 2012 was nil (2011: $75 million).

Commercial Interest Reference Rate (CIRR) Credit Facilities

In April 2008, the Company entered into a CIRR term loan for NOK850 million with Eksportfinans ASA, the Norwegian export credit agency. The loan bears fixed interest at 4.56% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2012 was $72 million (NOK400 million), $83 million, in 2011.

In June 2008, the Company entered into a CIRR term loan for NOK904 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of eight years. The outstanding balance at December 31, 2012 was $77 million (NOK425 million), $89 million, in 2011.

In July 2008, the Company entered into a CIRR term loan for NOK1,011 million with Eksportfinans ASA. The loan bears fixed interest at 4.15% per annum and is repayable over a term of twelve years. The outstanding balance at December 31, 2012 was $121 million (NOK674 million), $126 million, in 2011

In connection with the above three CIRR fixed interest term loans totaling $270 million (NOK1,499 million), fixed interest cash deposits equal to the total outstanding loan balances have been established with commercial banks. The collateral cash deposits are reduced in parallel with repayments of the CIRR loans and receive fixed interest at the same rates as those paid on the CIRR loans. The collateral cash deposits are classified as "restricted cash" in the balance sheet, and the effect of these arrangements is that the CIRR loans have no effect on net interest bearing debt.

Covenants on loans and bonds

Bank Loans

In addition to security provided to lenders in the form of pledged assets, bank loan agreements generally contain financial covenants, the main ones being as follows:

—	Aggregated minimum liquidity requirement for the group: to maintain cash and cash equivalents of at least $155 million within the group.

—	Interest coverage ratio: to maintain an EBITDA to interest expense ratio of at least 2.5:1.

—
Current ratio: to maintain current assets to current liabilities ratio of at least 1:1. Current assets are defined as book value less minimum liquidity, but including up to 20.0% of shares in listed companies owned 20.0% or more. Current liabilities are defined as book value less the current portion of long term debt.

—	Equity ratio: to maintain total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book and market values of drilling units.

—
Leverage ratio: to maintain a ratio of net debt to EBITDA no greater than 4.5:1. Net debt is calculated as all interest bearing debt less cash and cash equivalents excluding minimum liquidity requirements. In the event that Seadrill acquire a rig without historic EBITDA available, Seadrill is entitled to base a twelve months historical EBITDA calculation on future projected EBITDA subject to the following:

the rig have a firm charter contract at the time of delivery with a minimum duration of 12 months and a firm charter contract in place at the time of such EBITDA calculation.

Bonds

For the Company's outstanding bonds, the main covenants are as follows;

—	Equity Ratio; to maintain a total equity to total assets ratio of at least 30.0%. Both equity and total assets are adjusted for the difference between book value and market values of drilling units.

—
Equity ratio, which requires us to maintain a ratio of adjusted equity to total liabilities of at least 40%. Adjusted shareholder's equity is book value of equity adjusted for the difference between book and market values of drilling units.

We are in compliance with all financial loan covenants as of December 31, 2012.